Borrowings - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short Term Debt [Line Items]
Weighted average interest rates of short-term borrowings	3.60%	3.60%	3.80%
Weighted average interest rates of long-term borrowings	4.30%	4.30%
Short-term borrowings	¥ 953,000		¥ 1,497,000
Long-term borrowings	150,430	$ 21,810
Time deposit
Short Term Debt [Line Items]
Collateral amount	1,062,000		1,671,000
Land Use Right
Short Term Debt [Line Items]
Long-term borrowings	¥ 150,000